Geographic information for offshore drilling operations (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenue per country
Country	2011	2012	2013
Ghana	$230,018	$175,595	$-
Turkey	50,183	-	-
Norway	-	-	157,740
Brazil	(617)	233,569	353,397
Greenland	253,125	136	-
Ivory Coast	89,686	-	86,486
Tanzania	78,424	196,415	72,083
Angola	-	79,884	227,603
Namibia	-	33,212	-
Falkland	-	166,795	-
Equatorial Guinea	-	56,297	-
Gabon/ West Africa	-	-	81,104
Liberia	-	-	55,601
Ireland	-	-	104,014
Sierra Leone	-	-	37,272
Other	-	-	4,950
Total leasing and service revenues	$700,819	$941,903	$1,180,250